Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Separate [member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares [Member]
Schedule of Parent Company Balance Sheets [Line Items]
Par value per share	$ 0.0001	$ 0.0001
Shares outstanding	93,710,803	93,710,805
Class B Ordinary Shares [Member]
Schedule of Parent Company Balance Sheets [Line Items]
Par value per share	$ 0.0001	$ 0.0001
Shares outstanding	16,990,000	16,990,000